Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000031307 | U.S. Treasury Floating Rate NotesFR_91282CJU6
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000031307 | U.S. Treasury Floating Rate NotesFR_91282CNQ0
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000031307 | U.S. Treasury Floating Rate NotesFR_91282CKM2
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000031307 | Royal Bank of Canada, Commodity Index Linked Senior Unsecured NotesFR_78011GCD7
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000031307 | U.S. Treasury Floating Rate NotesFR_91282CPG0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000031307 | U.S. Treasury Floating Rate NotesFR_91282CMX6
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000031307 | U.S. Treasury Floating Rate NotesFR_91282CLT6
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000031307 | U.S. Treasury Floating Rate NotesFR_91282CMJ7
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000031307 | Bank of Montreal, Commodity Index Linked Senior Unsecured NotesFR_06367UEX1
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000031307 | U.S. Treasury Floating Rate NotesFR_91282CLA7
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000031307 | AssetUnited States Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	63.00%
C000031307 | AssetUnited States Agency Obligations
Holdings [Line Items]
Percent of Total Investments	25.80%
C000031307 | AssetCommodity Indexed Structured Notes
Holdings [Line Items]
Percent of Total Investments	9.10%
C000031307 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218423 | U.S. Treasury Floating Rate NotesFR_91282CJU6
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000218423 | U.S. Treasury Floating Rate NotesFR_91282CNQ0
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000218423 | U.S. Treasury Floating Rate NotesFR_91282CKM2
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218423 | Royal Bank of Canada, Commodity Index Linked Senior Unsecured NotesFR_78011GCD7
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000218423 | U.S. Treasury Floating Rate NotesFR_91282CPG0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000218423 | U.S. Treasury Floating Rate NotesFR_91282CMX6
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000218423 | U.S. Treasury Floating Rate NotesFR_91282CLT6
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218423 | U.S. Treasury Floating Rate NotesFR_91282CMJ7
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218423 | Bank of Montreal, Commodity Index Linked Senior Unsecured NotesFR_06367UEX1
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000218423 | U.S. Treasury Floating Rate NotesFR_91282CLA7
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218423 | AssetUnited States Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	63.00%
C000218423 | AssetUnited States Agency Obligations
Holdings [Line Items]
Percent of Total Investments	25.80%
C000218423 | AssetCommodity Indexed Structured Notes
Holdings [Line Items]
Percent of Total Investments	9.10%
C000218423 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.10%